Receivables, net and Contract assets and liabilities	12 Months Ended
Dec. 31, 2019
Receivables, net and Contract assets and liabilities
Receivables, net and Contract assets and liabilities

Note 8—Receivables, net and Contract assets and liabilities

“Receivables, net” consisted of the following:

	December 31,
($ in millions)	2019	2018
Trade receivables	5,967	5,970
Other receivables	695	635
Allowance	(228)	(219)
Total	6,434	6,386

“Trade receivables” in the table above includes contractual retention amounts billed to customers of $151 million and $176 million at December 31, 2019 and 2018, respectively. Management expects that the substantial majority of related contracts will be completed and the substantial majority of the billed amounts retained by the customer will be collected. Of the retention amounts outstanding at December 31, 2019, 76 percent and 17 percent are expected to be collected in 2020 and 2021, respectively.

“Other receivables” in the table above consists of value added tax, claims, rental deposits and other non‑trade receivables.

The reconciliation of changes in the allowance for doubtful accounts is as follows:

($ in millions)	2019	2018	2017
Balance at January 1,	219	202	202
Additions	93	126	61
Deductions	(81)	(93)	(74)
Exchange rate differences	(3)	(16)	13
Balance at December 31,	228	219	202
The following table provides information about Contract assets and Contract liabilities:
($ in millions)	2019	2018	2017
Contract assets	1,025	1,082	1,141
Contract liabilities	1,719	1,707	1,792

Contract assets primarily relate to the Company’s right to receive consideration for work completed but for which no invoice has been issued at the reporting date. Contract assets are transferred to receivables when rights to receive payment become unconditional. Management expects that the majority of the amounts will be collected within one year of the respective balance sheet date.

Contract liabilities primarily relate to up-front advances received on orders from customers as well as amounts invoiced to customers in excess of revenues recognized predominantly on long-term projects. Contract liabilities are reduced as work is performed and as revenues are recognized.

The significant changes in the Contract assets and Contract liabilities balances were as follows:

	2019		2018
	Contract	Contract	Contract	Contract
($ in millions)	assets	liabilities	assets	liabilities
Revenue recognized, which was included in the Contract liabilities
balance at Jan 1, 2019/2018		(1,158)		(879)
Additions to Contract liabilities - excluding amounts recognized as
revenue during the period		1,255		518
Receivables recognized that were included in the Contract assets
balance at Jan 1, 2019/2018	(786)		(633)
The Company considers its order backlog to represent its unsatisfied performance obligations. At December 31, 2019, the Company had unsatisfied performance obligations totaling $13,324, million and, of this amount, the Company expects to fulfill approximately 75 percent of the obligations in 2020, approximately 14 percent of the obligations in 2021 and the balance thereafter.